Warrants Terms (Details)	6 Months Ended
Dec. 31, 2022 $ / shares shares
Warrants Terms [Abstract]
Aggregate shares | shares	11,110,000
Exercise price | $ / shares	$ 11.5
Warrants description	(i) in whole and not in part, (ii) at a price of $0.01 per warrant, (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder, and (iv) if, and only if, the reported last sale price of the Ordinary Shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before sending the notice of redemption to each warrant holder.